IFRS 7 - Disclosure - Liquidity Risk - Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 387,692	$ 372,042
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	149,429	136,544
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	220,379	217,565
Foreign branches [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 17,884	$ 17,933